Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Breakdown of provisions by nature
The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2018	Additions	Write-offs	Payments	Interest	Balance on 12/31/2019
IRPJ and CSLL (a.1.1)	532,341	221	(6,600)	—	15,319	541,281
PIS and COFINS	26,271	—	(16,771)	—	655	10,155
ICMS	100,823	1,204	(5,521)	(614)	580	96,472
Civil, environmental and regulatory claims (a.2.1)	90,932	18,009	(17,318)	(8,979)	3,211	85,855
Labor litigation (a.3.1)	101,173	29,103	(19,970)	(15,487)	3,191	98,010
Others	91,531	1,355	(2,190)	—	2,126	92,822

Total	943,071	49,892	(68,370)	(25,080)	25,082	924,595

Current	77,822					40,455
Non-current	865,249					884,140

Balances of escrow deposits	Balances of escrow deposits are as follows:

	12/31/2019	12/31/2018
Tax matters	753,810	727,493
Labor litigation	71,605	69,978
Civil and other	96,028	84,036

Total – non-current assets	921,443	881,507